UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors, Inc.
Address: One Maritime Plaza, Suite 1300

         San Francisco, CA  94111

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     415-981-5401

Signature, Place, and Date of Signing:

     Andrew J. McDonald     San Francisco, CA     January 26, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     209431


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN GENERAL            COM                 26351106      6342      113 SH       SOLE                      113        0        0
CARDINAL HEALTH INC.        COM                 14149Y108    16577      361 SH       SOLE                      361        0        0
CBS CORPORATION             COM                 12490K107    16185      286 SH       SOLE                      286        0        0
CHEVRON CORP                COM                 166751107      222        2 SH       SOLE                        2        0        0
CK WITCO CORP               COM                 12562C108     8201      805 SH       SOLE                      805        0        0
CLOROX CO. DEL.             COM                 189054109    16160      490 SH       SOLE                      490        0        0
CORDANT TECHNOLOGIES        COM                 218412104      566       10 SH       SOLE                       10        0        0
EXXON MOBIL                 COM                 30231G102      479        6 SH       SOLE                        6        0        0
FEDERAL HOME LOAN MORT      COM                 313400301    19657      445 SH       SOLE                      445        0        0
FEDERAL NATIONAL MORT       COM                 313586109      317        6 SH       SOLE                        6        0        0
GARTNER GROUP               CLA                 366651107     4293      273 SH       SOLE                      273        0        0
HEALTH CARE PROP 6% 2000    SUBDEB              4708431        245      250 PRIN     SOLE                      250        0        0
LIPOSOME COMPANY            COM                 536310105      529       30 SH       SOLE                       30        0        0
LIZ CLAIBORNE INC.          COM                 539320101    16573      362 SH       SOLE                      362        0        0
MCDONALDS CORP.             COM                 580135101     3111       83 SH       SOLE                       83        0        0
MIRAGE RESORTS              COM                 6.05E+108      242       13 SH       SOLE                       13        0        0
NEWELL FIN. PREFD. A        PFDCV               651195307      894       25 SH       SOLE                       25        0        0
OLSTEN CORP. 4.75% 2000     SUBDEB              74763LAA3     1260     1400 PRIN     SOLE                     1400        0        0
PEP BOYS 0% 2011            SUBDEB              713278AJ8     2077     3995 PRIN     SOLE                     3995        0        0
PRECISION RESPONSE          COM                 740314109      388       16 SH       SOLE                       16        0        0
PROGRESSIVE CORP.           COM                 743315103    14745      194 SH       SOLE                      194        0        0
SAFEWAY                     COM                 786514208     4647      103 SH       SOLE                      103        0        0
SBC COMMUNICATIONS          COM                 78387G103      225        5 SH       SOLE                        5        0        0
SEALED AIR CORP.            COM                 81211K100    22407      413 SH       SOLE                      413        0        0
SEALED AIR PREFERRED A      PFDCV               81211K209    10835      209 SH       SOLE                      209        0        0
STRYKER CORP.               COM                 863667101    14180      203 SH       SOLE                      203        0        0
THERMOLASE CORP.            COM                 883624108      824      347 SH       SOLE                      347        0        0
TOTAL RENAL CARE            COM                 89151A107      391      125 SH       SOLE                      125        0        0
WARNER LAMBERT CO           COM                 934488107      391        4 SH       SOLE                        4        0        0
WELLS FARGO & CO.           COM                 949746101    26468      650 SH       SOLE                      650        0        0